Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued salaries and wages	$ 8,677	$ 8,088
Deferred rent	3,552	3,876
Accrued payables	5,296	2,774
Accrued tax	1,259	2,210
Accrued vacation and benefits	1,181	813
Accrued other	145	136
Total accrued expenses and other current liabilities	$ 20,110	$ 17,897